Fair Value of Financial Assets and Liabilities - Schedule of Level 3 Inputs to Warrant Liabilities (Details) - Warrant [Member]		12 Months Ended
	Apr. 27, 2023	Dec. 31, 2023
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivative Liability Expected Volatility	83.00%	101.00%
Derivative Liability Expected Term	1 year 8 months 12 days	1 year 3 months 18 days